--------------------------------------------------------------------------------
                                                                 SMALL-CAP VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Small Cap Value
Fund

Annual Report
November 30, 2001

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
January 2, 2002

Dear Shareholder:

This report provides the performance, investment strategy and outlook for AllianceBernstein Small Cap Value Fund (the "Fund") for the annual reporting period ended November 30, 2001.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 2500 Index, for the six-month and since inception periods ended November 30, 2001.

INVESTMENT RESULTS*
Periods Ended November 30, 2001

                                                           -------------------
                                                              Total Returns
                                                           -------------------
                                                                         Since
                                                           6 Months  Inception**
------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Fund
  Class A                                                     4.89%     13.70%
------------------------------------------------------------------------------
  Class B                                                     4.52%     13.30%
------------------------------------------------------------------------------
  Class C                                                     4.43%     13.10%
------------------------------------------------------------------------------
Russell 2500 Index                                           -6.39%      4.94%
------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 2500 Index is a capitalization-weighted index that includes 2,500 small and mid-cap U.S. stocks. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Small Cap Value Fund.

** The Fund's inception date for all share classes is March 29, 2001. Data for the Russell 2500 Index is from the closest month-end after the Fund's inception date.

      Additional investment results appear on pages 5-6.

In a generally weak market environment, the Fund dramatically outperformed its benchmark turning in positive absolute returns over both the past six-month and since inception periods. The Fund's outperformance was largely attributable to strong stock selection. The Fund's underweight position in the technology and telecommunications sectors, both of which fared poorly until the last two months of the reporting period, contributed in part to the Fund's outperformance.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

More importantly, the largest portion of the Fund's premium came from picking better-than-average performers across virtually all sectors.

Market Review

The backdrop for market weakening emerged earlier in the year, as concerns mounted about the downturn in the economy. Then, as some economists began to speculate that we were nearing the bottom of this cycle, the September 11 attacks in the U.S. forestalled hopes of near-term recovery, and stocks sold off in the weeks that followed.

Investor reaction to September 11 had the effect of making risk-taking potentially more rewarding than it has been for some time. Investments with the least risk had new allure in the increasingly uncertain environment. As prices for risky investments fell in response, potential returns rose. As a result, both stocks and bonds were carrying risk premiums well above their long-term averages by the end of the third quarter. In essence, investors were being paid considerably to take on risk--a concept that had gone out of fashion in recent years when equities seemed to go only up.

At the same time, several developments were working to moderate equity risk. Central banks around the world moved to stave off a more pronounced economic slowdown while continuing to aggressively cut interest rates. Although earnings reports continued to show weakness, in many cases they proved stronger than many analysts had expected following the September 11 disruption.

Earnings resilience stemmed in part from the fact that many businesses, particularly in technology, had made considerable progress in unwinding capacity excesses, setting the stage for the economic retrenchment. Indeed, technology spending has now fallen to below-trend levels, and inventories across all businesses have contracted rapidly. Indications of improving fundamentals helped spark a rally in the markets during the final two months of the reporting period, with technology and telecommunications stocks as the primary beneficiaries.

Market Commentary

Technology and telecommunications' strength in October and November raised the question as to whether we have reached the end of the value rally that began in March 2000, which had been benefiting lower-priced stocks in which the Fund emphasizes. We do not believe this is the case. Although technology and telecommunications stocks have enjoyed a short-term resurgence, our analysis shows that they are generally still priced too high in relation to realistic earnings prospects. There are exceptions, and we have moved to take advantage of more attractively priced opportunities in this area. For the technology and telecommunications sectors in general, though, fundamentals have to improve considerably before current stock prices look attractive. We see the largest opportunities in other segments of the markets.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

One area where underpricings have been particularly pronounced is in the travel and leisure-related industry. The post-September 11 environment made opportunities in this sector even more compelling. Travel stocks started to look cheap on consensus earnings estimates back in the summer of 2000 when concerns about slowing business travel began pressuring prices. Our research suggested that although earnings estimates had come down, they had not come down enough. Based on our estimates of normalized earnings, these stocks still had further to fall. The events of September 11--and the fear that the travel industry had been permanently derailed--caused an overreaction in the market, and share prices for these stocks fell well below fair value. We took advantage of the opportunity to buy solid companies that stood to benefit when the industry got back on track, and even more so when economic growth resumes.

This year's economic uncertainty has also depressed prices for cyclical companies. Our analysis shows, however, that many of these companies, such as paper, chemical and wood-products producers, were very conservative in expanding capacity in recent years. As a result, they entered the current slowdown with tight supply. When economic growth resumes, we believe the earnings impact for these companies will be both rapid and steep.

Market Outlook

Despite some signs of improving fundamentals, economic recovery is still not assured. Amid this continued uncertainty, we are placing increased emphasis on companies with solid balance sheets that should sustain the remaining environmental weakness, and that possess the ability to benefit quickly should the environment improve. A significant portion of the Fund's holdings is invested in well-capitalized, consumer-oriented financial companies that may gain share from weaker competitors. Another meaningful piece of the Fund's portfolio is invested in those cyclical companies whose disciplined investment programs over the past few years have kept capacity in check. Finally, we have significant investments in defensive stocks such as electric utilities; we have made these investments because they offer good earnings potential in relation to the price of the stock, but they should also serve to cushion the portfolio if economic weakness persists.

Recent sell-offs increased opportunities throughout the market, as investors became far more risk-averse. After a long period of inflated valuations, the market is more reasonably priced. We continue to see significant potential for outperformance of value stocks. Moreover, we see an even greater opportunity to deliver strong relative and absolute returns through value-based stock selection in smaller-cap securities.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

Thank you for your interest and investment in AllianceBernstein Small Cap Value Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Andrew Moloff

Andrew Moloff
Senior Vice President


/s/ Gregory R. Sawers

Gregory R. Sawers
Senior Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Andrew Moloff

[PHOTO]     Gregory R. Sawers

Portfolio Managers, Andrew Moloff and Gregory R. Sawers, have over 30 years of combined investment experience.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
November 30, 2001

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $164.0
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01

SECTOR BREAKDOWN

 19.5% Financial
 13.5% Utilities                          [PIE CHART]
 12.3% Capital Equipment
 11.2% Industrial Commodities
 10.8% Consumer Cyclicals
  8.7% Technology
  7.2% Non-Financial
  4.4% Energy
  3.5% Consumer Staples
  2.6% Consumer Growth

  6.3% Short-Term

HOLDING TYPE

 93.7% Domestic Equity                    [PIE CHART]

  6.3% Short-Term

All data as of November 30, 2001. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

CUMULATIVE TOTAL RETURNS AS OF NOVEMBER 30, 2001

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
      Since Inception*                     13.70%                     8.91%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
      Since Inception*                     13.30%                     9.30%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
      Since Inception*                     13.10%                    12.10%

SEC CUMULATIVE TOTAL RETURNS (WITH SALES CHARGES) AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2001)

                                       Class A           Class B         Class C
                                       Shares            Shares          Shares
--------------------------------------------------------------------------------
      Since Inception*                  15.09%            15.59%          18.49%

The Fund's investment results represent cumulative total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Fund can invest in small to mid-capitalization companies. These investments may be more volatile than investments in large capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all share classes: 3/29/01.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
November 30, 2001

                                                                      Percent of
Company                                                       Value   Net Assets
--------------------------------------------------------------------------------
Royal Caribbean Cruises, Ltd.                           $ 3,567,300         2.2%
--------------------------------------------------------------------------------
Tech Data Corp.                                           3,206,700         2.0
--------------------------------------------------------------------------------
Pulte Corp.                                               3,179,250         1.9
--------------------------------------------------------------------------------
Centex Corp.                                              3,163,300         1.9
--------------------------------------------------------------------------------
KB HOME                                                   3,025,800         1.9
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                 2,985,400         1.8
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                           2,947,100         1.8
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                          2,941,200         1.8
--------------------------------------------------------------------------------
Adaptec, Inc.                                             2,842,110         1.7
--------------------------------------------------------------------------------
Valero Energy Corp.                                       2,800,000         1.7
--------------------------------------------------------------------------------
                                                        $30,658,160        18.7%

MAJOR PORTFOLIO CHANGES
Six Months Ended November 30, 2001
                                                    ----------------------------
                                                               Shares
                                                    ----------------------------
Purchases                                            Bought   Holdings 11/30/01
--------------------------------------------------------------------------------
Crompton Corp.                                      298,000             330,000
--------------------------------------------------------------------------------
Cytec Industries, Inc.                               91,400             100,000
--------------------------------------------------------------------------------
KB HOME                                              90,000              90,000
--------------------------------------------------------------------------------
Lear Corp.                                           75,000              75,000
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                               90,000              90,000
--------------------------------------------------------------------------------
Modine Manufacturing Co.                            107,500             120,000
--------------------------------------------------------------------------------
Puget Energy, Inc.                                  120,000             120,000
--------------------------------------------------------------------------------
Pulte Corp.                                          81,000              81,000
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                    180,000             180,000
--------------------------------------------------------------------------------
Valero Energy Corp.                                  72,500              80,000
--------------------------------------------------------------------------------

Sales                                                  Sold   Holdings 11/30/01
--------------------------------------------------------------------------------
American Standard Cos., Inc.                          4,100                  -0-
--------------------------------------------------------------------------------
Boise Cascade Corp.                                  10,000                  -0-
--------------------------------------------------------------------------------
First Tennessee National Corp.                       10,000                  -0-
--------------------------------------------------------------------------------
Georgia-Pacific Group                                 8,800                  -0-
--------------------------------------------------------------------------------
Harman International Industries, Inc.                 8,300                  -0-
--------------------------------------------------------------------------------
Interstate Bakeries Corp.                            20,000                  -0-
--------------------------------------------------------------------------------
Lubrizol Corp.                                       12,000                  -0-
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                              11,200                  -0-
--------------------------------------------------------------------------------
PartnerRe, Ltd.                                       5,600                  -0-
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                 13,600                  -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2001

Company                                                    Shares          Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.0%

Financial-20.0%
Major Regional Banks-8.5%
BancorpSouth, Inc. ..............................         160,000    $ 2,470,400
Hibernia Corp. Cl.A .............................          36,000        589,680
Huntington Bancshares, Inc. .....................         155,000      2,509,450
Pacific Century Financial Corp. .................         110,000      2,772,000
SouthTrust Corp. ................................          23,400        572,598
UnionBanCal Corp. ...............................          70,000      2,571,800
Whitney Holding Corp. ...........................          60,000      2,536,800
                                                                     -----------
                                                                      14,022,728
                                                                     -----------
Real Estate Investment Trust-9.3%
Arden Realty, Inc. ..............................         100,000      2,575,000
Avalonbay Communities, Inc. .....................          50,000      2,417,500
Duke Realty Corp. ...............................         110,000      2,701,600
Liberty Property Trust ..........................          87,000      2,526,480
Mack-Cali Realty Corp. ..........................          90,000      2,637,000
Post Properties, Inc. ...........................          70,000      2,417,100
                                                                     -----------
                                                                      15,274,680
                                                                     -----------
Savings & Loan-2.2%
Commercial Federal Corp. ........................          43,900      1,116,816
Washington Federal, Inc. ........................          99,000      2,432,430
                                                                     -----------
                                                                       3,549,246
                                                                     -----------
                                                                      32,846,654
                                                                     -----------

Utilities-13.8%
Electric Companies-13.8%
Alliant Energy Corp. ............................          36,000      1,011,600
Cinergy Corp. ...................................          68,000      2,004,640
Consolidated Edison, Inc. .......................          21,900        845,778
Northeast Utilities .............................         120,000      2,088,000
NSTAR ...........................................          53,000      2,291,720
OGE Energy Corp. ................................         110,000      2,405,700
Potomac Electric Power Co. ......................         100,000      2,111,000
Public Service Co. of New Mexico ................          95,000      2,470,000
Puget Energy, Inc. ..............................         120,000      2,328,000
Sierra Pacific Resources ........................         170,000      2,516,000
Wisconsin Energy Corp. ..........................          11,500        251,275
WPS Resources Corp. .............................          70,000      2,361,100
                                                                     -----------
                                                                      22,684,813
                                                                     -----------
Capital Equipment-12.6%
Auto & Truck Parts-6.4%
BorgWarner, Inc. ................................          59,000      2,714,000
Eaton Corp. .....................................          35,000      2,436,350
Modine Manufacturing Co. ........................         120,000      2,581,200
PACCAR, Inc. ....................................          46,000      2,799,560
                                                                     -----------
                                                                      10,531,110
                                                                     -----------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Electrical Equipment-1.6%
Cooper Industries, Inc. .........................          65,000    $ 2,655,250
                                                                     -----------

Machinery-2.9%
Kennametal, Inc. ................................          53,900      2,151,149
Lincoln Electric Holdings, Inc. .................         120,000      2,637,600
                                                                     -----------
                                                                       4,788,749
                                                                     -----------
Miscellaneous Capital Goods-1.7%
Parker-Hannifin Corp. ...........................          65,000      2,668,250
                                                                     -----------
                                                                      20,643,359
                                                                     -----------
Industrial Commodities-11.5%
Chemicals-4.2%
Crompton Corp. ..................................         330,000      2,640,000
Cytec Industries, Inc.(a) .......................         100,000      2,559,000
FMC Corp.(a) ....................................          33,000      1,767,150
                                                                     -----------
                                                                       6,966,150
                                                                     -----------
Containers-0.3%
Owens-Illinois, Inc.(a) .........................          64,500        530,190
                                                                     -----------

Miscellaneous Metals-1.5%
Reliance Steel & Aluminum Co. ...................         100,000      2,440,000
                                                                     -----------

Paper-4.0%
Mead Corp. ......................................          30,500        943,060
Smurfit-Stone Container Corp.(a) ................         130,000      2,091,700
Temple-Inland, Inc. .............................          16,000        914,240
Westvaco Corp. ..................................          90,000      2,574,900
                                                                     -----------
                                                                       6,523,900
                                                                     -----------

Steel-1.5%
Nucor Corp. .....................................          48,000      2,375,040
                                                                     -----------
                                                                      18,835,280
                                                                     -----------
Consumer Cyclicals-11.1%
Apparel Manufacturing-2.2%
Jones Apparel Group, Inc.(a) ....................          85,000      2,653,700
V. F. Corp. .....................................          27,000      1,025,460
                                                                     -----------
                                                                       3,679,160
                                                                     -----------
Autos & Auto Parts-4.7%
Dana Corp. ......................................          37,700        516,490
Genuine Parts Co. ...............................          75,000      2,527,500
Johnson Controls, Inc. ..........................          25,000      1,988,000
Lear Corp.(a) ...................................          75,000      2,681,250
                                                                     -----------
                                                                       7,713,240
                                                                     -----------
Home Furnishings-1.5%
Leggett & Platt, Inc. ...........................         110,000      2,380,400
                                                                     -----------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                    Shares          Value
--------------------------------------------------------------------------------

Hotel/Motel-1.8%
Starwood Hotels & Resorts Worldwide, Inc. .......         110,000    $ 2,985,400
                                                                     -----------

Tire & Rubber Goods-0.9%
Goodyear Tire & Rubber Co. ......................          66,000      1,478,400
                                                                     -----------
                                                                      18,236,600
                                                                     -----------
Technology-8.9%
Communication-Equip. Mfrs.-3.1%
Andrew Corp.(a) .................................         115,000      2,416,150
Tellabs, Inc.(a) ................................         173,000      2,643,440
                                                                     -----------
                                                                       5,059,590
                                                                     -----------
Computer/Instrumentation-1.7%
Adaptec, Inc. ...................................         207,000      2,842,110
                                                                     -----------

Miscellaneous Industrial Technology-4.1%
Arrow Electronics, Inc.(a) ......................          64,000      1,761,280
Avnet, Inc. .....................................          75,000      1,781,250
Tech Data Corp.(a) ..............................          70,000      3,206,700
                                                                     -----------
                                                                       6,749,230
                                                                     -----------
                                                                      14,650,930
                                                                     -----------
Non-Financial-7.4%
Home Building-5.7%
Centex Corp. ....................................          70,000      3,163,300
KB HOME .........................................          90,000      3,025,800
Pulte Corp. .....................................          81,000      3,179,250
                                                                     -----------
                                                                       9,368,350
                                                                     -----------

Miscellaneous Building-1.7%
Harsco Corp. ....................................          80,000      2,670,400
                                                                     -----------
                                                                      12,038,750
                                                                     -----------

Energy-4.5%
Oils-Integrated Domestic-2.7%
Amerada Hess Corp. ..............................          25,000      1,452,500
Occidental Petroleum Corp. ......................           8,800        220,000
Valero Energy Corp. .............................          80,000      2,800,000
                                                                     -----------
                                                                       4,472,500
                                                                     -----------
Offshore Drilling-1.8%
Rowan Company, Inc.(a) ..........................         180,000      2,941,200
                                                                     -----------
                                                                       7,413,700
                                                                     -----------
Consumer Staples-3.5%
Foods-1.7%
Corn Products International, Inc. ...............          85,000      2,766,750
                                                                     -----------

Retail-Food-1.8%
SUPERVALU, Inc. .................................         130,000      2,947,100
                                                                     -----------
                                                                       5,713,850
                                                                     -----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)          Value
--------------------------------------------------------------------------------

Consumer Growth-2.7%
Entertainment-2.2%
Royal Caribbean Cruises, Ltd. ...................        230,000    $ 3,567,300
                                                                    -----------

Hospital Supplies-0.5%
Beckman Coulter, Inc. ...........................         19,500        817,050
                                                                    -----------
                                                                      4,384,350
                                                                    -----------
Total Common Stocks
   (cost $152,054,847) ..........................                   157,448,286
                                                                    -----------

SHORT-TERM INVESTMENT-6.5%
Time Deposit-6.5%
State Street Euro Dollar
   1.50%, 12/03/01
   (cost $10,608,000) ...........................       $ 10,608     10,608,000
                                                                    -----------

Total Investments-102.5%
   (cost $162,662,847) ..........................                   168,056,286
Other assets less liabilities-(2.5%) ............                    (4,034,834)
                                                                    -----------

Net Assets-100% .................................                 $ 164,021,452
                                                                    ===========

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2001

Assets
Investments in securities, at value (cost $162,662,847) .........   $168,056,286
Cash ............................................................            467
Receivable for shares of beneficial interest sold ...............      2,803,229
Dividends and interest receivable ...............................        233,165
Receivable due from adviser .....................................        168,634
Deferred offering costs .........................................         45,499
                                                                    ------------
Total assets ....................................................    171,307,280
                                                                    ------------
Liabilities
Payable for investment securities purchased .....................      6,819,994
Payable for shares of beneficial interest redeemed ..............        237,682
Distribution fee payable ........................................         69,435
Accrued expenses and other liabilities ..........................        158,717
                                                                    ------------
Total liabilities ...............................................      7,285,828
                                                                    ------------
Net Assets ......................................................   $164,021,452
                                                                    ============
Composition of Net Assets
Paid-in capital .................................................   $156,752,599
Undistributed net investment income .............................        542,210
Accumulated net realized gain on investments ....................      1,333,204
Net unrealized appreciation of investments ......................      5,393,439
                                                                    ============
                                                                    $164,021,452
                                                                    ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($34,882,669 / 3,067,656 shares of beneficial interest
   issued and outstanding) ......................................         $11.37
Sales charge -- 4.25% of public offering price ..................            .50
                                                                          ------
Maximum offering price ..........................................         $11.87
                                                                          ======
Class B Shares
Net asset value and offering price per share
   ($56,537,626 / 4,991,462 shares of beneficial interest
   issued and outstanding) ......................................         $11.33
                                                                          ======
Class C Shares
Net asset value and offering price per share
   ($25,436,877 / 2,248,217 shares of beneficial interest
   issued and outstanding) ......................................         $11.31
                                                                          ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($47,164,280 / 4,137,234 shares of beneficial interest
   issued and outstanding) ......................................         $11.40
                                                                          ======

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
March 29, 2001(a) to November 30, 2001

Investment Income
Dividends ....................................      $ 1,313,481
Interest .....................................          129,583       $1,443,064
                                                    -----------
Expenses
Advisory fee .................................          512,303
Distribution fee - Class A ...................           33,151
Distribution fee - Class B ...................          184,016
Distribution fee - Class C ...................           94,638
Transfer agency ..............................          152,298
Amortization of offering expenses ............           94,058
Administrative ...............................           92,000
Custodian ....................................           59,730
Printing .....................................           46,227
Registration .................................           44,486
Audit and legal ..............................           40,908
Organization expenses ........................           35,150
Trustees' fees ...............................           15,838
Miscellaneous ................................            1,506
                                                    -----------
Total expenses ...............................        1,406,309
Less: expenses waived and reimbursed
   by the Adviser (See Note B) ...............         (470,894)
                                                    -----------
Net expenses .................................                           935,415
                                                                      ----------
Net investment income ........................                           507,649
                                                                      ----------
Realized and Unrealized Gain
on Investment Transactions
Net realized gain on investment
   transactions ..............................                         1,333,204
Net change in unrealized
   appreciation/depreciation
   of investments ............................                         5,393,439
                                                                      ----------
Net gain on investments ......................                         6,726,643
                                                                      ----------
Net Increase in Net Assets from
   Operations ................................                        $7,234,292
                                                                      ==========

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                             March 29, 2001(a)
                                                                     to
                                                                November 30,
                                                                    2001
                                                             =================

Increase in Net Assets from Operations
Net investment income .....................................   $       507,649
Net realized gain on investment transactions ..............         1,333,204
Net change in unrealized appreciation/depreciation
   of investments .........................................         5,393,439
                                                              ---------------
Net increase in net assets from operations ................         7,234,292
Transactions in Shares of Beneficial Interest
Net increase ..............................................       156,762,160
                                                              ---------------
Total increase ............................................       163,996,452
Net Assets
Beginning of period .......................................            25,000
                                                              ---------------
End of period (including undistributed net
   investment income of $542,210) .........................   $   164,021,452
                                                              ===============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2001

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Small Cap Value Fund (the "Fund"). The Fund commenced operations on March 29, 2001. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 each for Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market,


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $139,557 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to non-deductible organization costs, resulted in a net increase in undistributed net investment income and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% of average daily net assets for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses.

For the period ended November 30, 2001, expenses in the amount of $129,208 were waived and reimbursed by the Adviser that are subject to repayment.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class B shares and Class C shares and 1.10% of average daily net assets for Advisor Class shares. For the period ended November 30, 2001, such reimbursement amounted to $249,686.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended November 30, 2001, the Adviser agreed to waive its fees. Such waiver amounted to $92,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS) (formerly Alliance Fund Services, Inc.), a wholly owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $121,885 for the period ended November 30, 2001.

For the period ended November 30, 2001, the Fund's expenses were reduced by $780 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $39,623 from the sale of Class A shares and $4,917, $24,547 and $3,326 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the period ended November 30, 2001.

Brokerage commissions paid on investment transactions for the period ended November 30, 2001 amounted to $275,399, of which $166,803 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,424,013 and $177,842 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $161,343,024 and $10,621,381, respectively, for the period ended November 30, 2001. There were no purchases or sales of U.S. government and government agency obligations for the period ended November 30, 2001.

At November 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $10,012,856 and gross unrealized depreciation of investments was $4,619,417, resulting in net unrealized appreciation of $5,393,439.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                                  ----------------------  ----------------------
                                          Shares                  Amount
                                  ----------------------  ----------------------
                                               March 29,              March 29,
                                              2001(a) to             2001(a) to
                                            November 30,           November 30,
                                                    2001                   2001
                                  ----------------------------------------------
Class A
Shares sold                                    3,379,846           $ 36,498,765
--------------------------------------------------------------------------------
Shares converted
  from Class B                                     8,492                 94,802
--------------------------------------------------------------------------------
Shares redeemed                                 (323,162)            (3,385,260)
--------------------------------------------------------------------------------
Net increase                                   3,065,176           $ 33,208,307
================================================================================

Class B
Shares sold                                    5,408,807           $ 58,493,415
--------------------------------------------------------------------------------
Shares converted
  to Class A                                      (8,516)               (94,802)
--------------------------------------------------------------------------------
Shares redeemed                                 (408,839)            (4,343,176)
--------------------------------------------------------------------------------
Net increase                                   4,991,452           $ 54,055,437
================================================================================

Class C
Shares sold                                    2,334,598           $ 24,895,535
--------------------------------------------------------------------------------
Shares redeemed                                  (86,391)              (913,625)
--------------------------------------------------------------------------------
Net increase                                   2,248,207           $ 23,981,910
================================================================================

(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                                  ----------------------  ----------------------
                                          Shares                  Amount
                                  ----------------------  ----------------------
                                               March 29,              March 29,
                                              2001(a) to             2001(a) to
                                            November 30,           November 30,
                                                    2001                   2001
                                  ----------------------------------------------

Advisor Class
--------------------------------------------------------------------------------
Shares sold                                    4,208,183           $ 46,265,376
--------------------------------------------------------------------------------
Shares redeemed                                  (70,949)              (748,870)
--------------------------------------------------------------------------------
Net increase                                   4,137,234           $ 45,516,506
================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended November 30, 2001.

(a)   Commencement of operations.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                   ------------    ------------    ------------    ------------
                                                                                     Advisor
                                     Class A         Class B         Class C          Class
                                   ------------    ------------    ------------    ------------

                                      March 29,       March 29,       March 29,       March 29,
                                     to 2001(a)      to 2001(a)      to 2001(a)      2001(a) to
                                   November 30,    November 30,    November 30,    November 30,
                                           2001            2001            2001            2001
                                   ------------    ------------    ------------    ------------
Net asset value, beginning
  of period .....................       $ 10.00         $ 10.00         $ 10.00         $ 10.00
                                   ------------------------------------------------------------
Income from Investment
  Operations
Net investment income(b)(c) .....           .09             .04             .04             .12
                                   ------------------------------------------------------------
Net realized and unrealized gain
  on investment transactions ....          1.28            1.29            1.27            1.28
                                   ------------------------------------------------------------
Net increase in net asset
  value from operations .........          1.37            1.33            1.31            1.40
                                   ------------------------------------------------------------
Net asset value, end of period ..       $ 11.37         $ 11.33         $ 11.31         $ 11.40
                                   ------------------------------------------------------------
Total Return
Total investment return based
  on net asset value(d) .........         13.70%          13.30%          13.10%          14.00%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............       $34,883         $56,538         $25,437         $47,164
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements(e) ...          1.53%           2.23%           2.31%           1.12%
  Expenses, before
    waivers/reimbursements(e) ...          2.41%           3.10%           3.40%           2.01%
  Net investment income(c)(e) ...          1.29%            .60%            .50%           1.68%
Portfolio turnover rate .........            15%             15%             15%             15%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21

---------------------------
REPORT OF ERNST & YOUNG LLP
       INDEPENDENT AUDITORS
---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Small Cap Value Fund (one of the funds constituting the AllianceBernstein Trust), including the portfolio of investments, as of November 30, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 29, 2001 (commencement of operations) to November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Small Cap Value Fund at November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period from March 29, 2001 (commencement of operations) to November 30, 2001, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

New York, New York
January 11, 2002


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the economy, for example, the technology sector.

small capitalization or small-cap company

Refers to a company with a relatively small market capitalization.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $421 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 37 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 646 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/01.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25

-----------------
BOARD OF TRUSTEES
-----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Andrew Moloff, Senior Vice President
Gregory R. Sawers, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Andrew L. Gangolf, Assistant Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund will change its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust will change its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund will change its name to Alliance Emerging Market Debt Fund on March 1, 2002.


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                                     ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 27
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NOTES


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28 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
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AllianceBernstein Small Cap Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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